Document and Entity Information Document	Jul. 28, 2021	Apr. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2021
Entity Registrant Name		Ingevity Corp
Entity Central Index Key		0001653477
Amendment Flag		false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37586
Entity Tax Identification Number	47-4027764
Entity Address, Address Line One	4920 O'Hear Avenue Suite 400
Entity Address, City or Town	North Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29405
City Area Code	843
Local Phone Number	740-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	NGVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false